Liabilities for puttable financial instrument - Schedule of liabilities for puttable financial instrument (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities For Puttable Financial Instrument [Abstract]
Balance at January 1	$ 14,309	$ 14,623
Change in fair value recognized in equity	211	(314)
Eliminated on disposal of a subsidiary	(14,520)	0
Balance at December 31	$ 0	$ 14,309